DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Instruments Fair Value Through Profit or Loss (Details) $ in Millions	Dec. 31, 2021 USD ($) MMBTU GWh	Dec. 31, 2020 USD ($) MMBTU GWh
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 1,800	$ 1,300
Fair value through profit or loss | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	10,933	12,178
Fair value through profit or loss | Foreign exchange | Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	8,836
Fair value through profit or loss | Foreign exchange | 1 to 5 Years
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	1,829
Fair value through profit or loss | Foreign exchange | Thereafter
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	268
Fair value through profit or loss | Interest rates
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	19,661	27,080
Fair value through profit or loss | Interest rates | Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	9,409
Fair value through profit or loss | Interest rates | 1 to 5 Years
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	10,012
Fair value through profit or loss | Interest rates | Thereafter
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	240
Fair value through profit or loss | Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	4,353	$ 2,081
Fair value through profit or loss | Equity derivatives | Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	3,334
Fair value through profit or loss | Equity derivatives | 1 to 5 Years
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	1,019
Fair value through profit or loss | Equity derivatives | Thereafter
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 0
Fair value through profit or loss | Energy commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	17,403,000,000	13,613,000,000
Fair value through profit or loss | Energy commodity instrument [Member] | Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	2,335,000,000
Fair value through profit or loss | Energy commodity instrument [Member] | 1 to 5 Years
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	12,602,000,000
Fair value through profit or loss | Energy commodity instrument [Member] | Thereafter
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	2,466,000,000
Fair value through profit or loss | Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	152,753,000	38,805,000
Fair value through profit or loss | Natural gas commodity instrument [Member] | Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	134,298,000
Fair value through profit or loss | Natural gas commodity instrument [Member] | 1 to 5 Years
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	18,455,000
Fair value through profit or loss | Natural gas commodity instrument [Member] | Thereafter
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	0
Elected for hedge accounting | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 52,150	$ 27,106
Elected for hedge accounting | Interest rates
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 36,238	$ 34,032
Elected for hedge accounting | Energy commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	17,754,000,000	13,950,000,000
Elected for hedge accounting | Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	93,623,000	82,664,000
Elected for hedge accounting | Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 95	$ 0
Elected for hedge accounting | Less than 1 year | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	16,494
Elected for hedge accounting | Less than 1 year | Interest rates
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 11,494
Elected for hedge accounting | Less than 1 year | Energy commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	6,165,000,000
Elected for hedge accounting | Less than 1 year | Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	58,741,000
Elected for hedge accounting | Less than 1 year | Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 95
Elected for hedge accounting | 1 to 5 Years | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	34,763
Elected for hedge accounting | 1 to 5 Years | Interest rates
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 22,846
Elected for hedge accounting | 1 to 5 Years | Energy commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	7,780,000,000
Elected for hedge accounting | 1 to 5 Years | Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	34,882,000
Elected for hedge accounting | 1 to 5 Years | Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 0
Elected for hedge accounting | Thereafter | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	893
Elected for hedge accounting | Thereafter | Interest rates
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 1,898
Elected for hedge accounting | Thereafter | Energy commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	3,809,000,000
Elected for hedge accounting | Thereafter | Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	0
Elected for hedge accounting | Thereafter | Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 0